Notes Payable - Convertible Notes Payable (Details Textual) (USD $)	12 Months Ended		0 Months Ended		3 Months Ended	0 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Aug. 15, 2013	Feb. 04, 2013	Dec. 31, 2012	May 04, 2012 shareholder	Sep. 30, 2013	Feb. 03, 2012
Short-term Debt [Line Items]
Amortization of financing costs	$ 10,217	$ 27,961
Loss on exchange of warrants and debt	0	94,214
Common Stock [Member]
Short-term Debt [Line Items]
Conversion of notes payable into common stock (shares)		773,983
Conversion of notes payable into common stock (shares)		3,788
Common Stock [Member] | Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Conversion of notes payable into common stock (shares)			349,464
Common Stock [Member] | Convertible Promissory Note - Principal [Member]
Short-term Debt [Line Items]
Debt conversion, converted instrument, amount (in dollars)			75,000
Common Stock [Member] | Convertible Promissory Note - Accrued Interest [Member]
Short-term Debt [Line Items]
Debt conversion, converted instrument, amount (in dollars)			12,366
Loss on exchange of warrants and debt			(93,482)
Senior Secured Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument, face amount (in dollars)								550,000
Debt Instrument, Original Issue Discount								50,000
Debt Instrument, Fee Amount								3,500
Debt instrument, convertible, conversion percentage (percentage)								90.00%
Compound embedded derivative								12,151
Debt Instrument, Unamortized Discount								65,651
Amortization of Debt Discount (Premium)		5,800
Amortization of financing costs		1,877
Convertible Notes Payable								484,349
Debt conversion, converted instrument, amount (in dollars)				112,150	437,850
Conversion of notes payable into common stock (shares)				773,983	2,069,439
Debt instrument, convertible, conversion price (per share)				$ 0.145	$ 0.21			$ 0.21
Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument, face amount (in dollars)						75,000
Debt instrument, convertible, conversion percentage (percentage)						90.00%
Compound embedded derivative						15,625
Debt instrument, convertible, conversion price (per share)						$ 5.00
Debt instrument, maturity period (in days)						30 days
Debt instrument, number of existing shareholders issued promissory note						2
Number of trading days prior to conversion date (in days)						10 days
Debt instrument, interest rate, stated percentage (percentage)						8.00%
Debt instrument, debt default, percentage (percentage)						18.00%
Loss on exchange of warrants and debt							$ 93,482